Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents.
Cash at bank and in hand	$ 784	$ 782	$ 1,250
Short-term deposits	2,540	4,236	4,990
Cash and cash equivalents	3,324	5,018	6,240
Unsecured bank overdrafts	(152)	(94)	(189)
Cash and cash equivalents in the cash flow statement	3,172	4,924	6,051	$ 6,164
cash and cash equivalents Insurance solvency, capital and security requirements	$ 93	$ 91	$ 110